Significant accounting policies - Additional Information (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense, net		$ (17.4)	$ (58.1)	$ (13.5)
Impact due to adoption of ASU	[1]		0.2
Deferred tax assets		22.8	18.2
Allowance for doubtful accounts		13.0	13.4
Lower of cost or net realizable value adjustments		$ 3.3	6.6	0.8
Number of operating segments | segment		4
Foreign currency gains (losses)		$ 4.8	(34.8)	(11.2)
Net Cash Provided by (Used in) Operating Activities		282.6	450.0	356.0
Warehousing, selling and administrative		919.7	893.1	901.2
Accumulated Deficit [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact due to adoption of ASU	[1]		(0.5)
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact due to adoption of ASU	[1]		0.7
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets			0.2
Accounting Standards Update 2016-09 [Member] | Accumulated Deficit [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact due to adoption of ASU			(0.5)
Accounting Standards Update 2016-09 [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact due to adoption of ASU			0.7
Accounting Standards Update 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities		3.7	0.4
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense, net		5.9	67.3	17.1
Warehousing, selling and administrative		$ 9.9	$ 15.3	$ 26.8
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible assets, useful life		2 years
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible assets, useful life		20 years

[1]	Adjusted due to the adoption of ASU 2016-09 “Improvement to Employee Share-Based Payment Accounting” on January 1, 2017. Refer to “Note 2: Significant accounting policies” for more information.